Common Stock	12 Months Ended
Aug. 31, 2019
Equity [Abstract]
Common Stock

Note 13 - Common Stock

As of August 31, 2019, there were 187,864,600 (pre-split) shares of Common Stock issued and outstanding. Subsequent to the closing of the fiscal year ending August 31, 2019, the Company affected a reverse split as of September 30, 2019, which had the effect of reducing the number of outstanding shares from 187,864,600 to 12,524,307. All share and per share amounts in this filing have been retrospectively adjusted to reflect the impact of the reverse stock split.